Summary of Material Accounting Policies - Equity (Details)	Dec. 31, 2024 USD ($) Vote class $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Share capital
Treasury shares | $	$ 4,583,929	$ 4,583,929
Common shares
Share capital
Number of classes stock outstanding | class	1
Number of votes per share | Vote	1
Number of shares authorised	500,000,000
Par value per authorized share | $ / shares	$ 0.001
Number of shares outstanding	32,194,108	32,194,108	32,194,108	32,316,681
Par value per outstanding share | $ / shares	$ 0.001
Number of treasury shares	695,892
Treasury shares | $	$ 4,583,929
Preferred shares
Share capital
Number of shares authorised	100,000,000
Par value per authorized share | $ / shares	$ 0.001